Schedule of Components of Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Current federal
Current state	1	2
Current foreign
Total current tax provision (benefit)	1	2
Deferred federal
Deferred state
Deferred foreign
Total deferred tax provision (benefit)
Total income tax provision	$ 1	$ 2